UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2019 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 75.8%
Banks - 4.4%
Brookline Bancorp	14,800	$218,004
Comerica	2,300	151,777
Dime Community Bancshares	16,400	351,124
Kearny Financial	22,500	293,400
KeyCorp	13,500	240,840
		1,255,145
Communication Services - 1.7%
Telephone & Data Systems	18,475	476,655
Consumer Discretionary - 2.1%
Lowe's Companies	5,500	604,780
Consumer Staples - 13.6%
Campbell Soup	6,600	309,672
Coca-Cola	14,225	774,409
Colgate-Palmolive	8,400	617,484
JM Smucker	800	88,016
Mondelez International, Class A	7,250	401,070
Nestle	6,100	661,799
Swedish Match	7,200	297,755
Tootsie Roll Industries	11,521	427,890
Walgreens Boots Alliance	5,150	284,846
		3,862,941
Energy - 5.2%
Exxon Mobil	3,750	264,788
Hess	12,000	725,760
Suncor Energy	15,600	492,648
		1,483,196
Healthcare - 6.1%
Abbott Laboratories	9,850	824,149
AstraZeneca - ADR	6,200	276,334
Merck & Co.	7,350	618,723
		1,719,206
Industrials - 4.1%
Eaton	8,150	677,673
Pentair	5,700	215,460
Regal Beloit	3,700	269,545
		1,162,678
Information Technology - 8.9%
FARO Technologies *	7,000	338,450
FLIR Systems	12,450	654,745
Leidos Holdings	4,800	412,224
Microsoft	3,250	451,848
Oracle	5,700	313,671
Paychex	2,100	173,817
Science Applications International	2,200	192,170
		2,536,925
Insurance Brokers - 3.3%
Brown & Brown	25,700	926,742
Life & Health Insurance - 4.1%
Aflac	10,400	544,128
Globe Life	3,400	325,584
Voya Financial	5,700	310,308
		1,180,020
Materials - 3.0%
Domtar	13,951	499,585
Louisiana-Pacific	14,800	363,784
		863,369
Multi-line Insurance - 1.7%
Loews	9,100	468,468
Property & Casualty Insurance - 11.0%
Axis Capital Holdings	9,600	640,512
Berkshire Hathaway, Class B *	3,250	676,065
First American Financial	4,875	287,674
Hanover Insurance Group	3,900	528,606
Lancashire Holdings	37,100	337,331
Mercury General	6,200	346,456
ProAssurance	7,900	318,133
		3,134,777
Real Estate - 2.6%
Four Corners Property Trust	13,048	368,997
Howard Hughes *	2,950	382,320
		751,317

Reinsurance - 4.0%
RenaissanceRe Holdings	5,889	1,139,227
Total Common Stocks
(Cost $15,883,886)		21,565,446

CONVERTIBLE BONDS - 17.8%	Par
Communication Services - 2.3%
Liberty Media
2.125%, 03/31/2048 (a)	$636,300	650,617
Consumer Discretionary - 0.5%
Booking Holdings
0.900%, 09/15/2021	127,000	147,259
Industrials - 2.2%
Chart Industries
1.000%, 11/15/2024 (a)	384,000	480,476
Kaman
3.250%, 05/01/2024	127,000	144,881
		625,357
Information Technology - 8.3%
Akamai Technologies
0.125%, 05/01/2025	639,000	731,414
Palo Alto Networks
0.750%, 07/01/2023	441,000	463,730
Synaptics
0.500%, 06/15/2022	368,500	343,166
Verint Systems
1.500%, 06/01/2021	810,000	814,411
		2,352,721
Materials - 1.6%
RTI International
1.625%, 10/15/2019	460,000	459,256
Real Estate - 2.9%
Forestar Group
3.750%, 03/01/2020	825,000	824,979
Total Convertible Bonds
(Cost $4,880,081)		5,060,189

CORPORATE BOND - 1.4%
Information Technology - 1.4%
FLIR Systems
3.125%, 06/15/2021
(Cost $405,402)	400,000	404,334

SHORT-TERM INVESTMENT - 5.0%	Shares
Invesco Treasury Portfolio, 1.765%^
(Cost $1,408,375)	1,408,375	1,408,375

Total Investments - 100.0%
(Cost $22,577,744)		28,438,344
Other Assets and Liabilities, Net - (0.0)%		(569)
Total Net Assets - 100.0%		$28,437,775

*	Non-income producing security
(a)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2019, the value of this investment was $1,131,093 or 4.0% of total net assets.

^	The rate shown is the seven-day yield effective September 30, 2019.
ADR - American Depositary Receipt
The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,565,446	$-	$-	$21,565,446
Convertible Bonds	-	5,060,189	-	5,060,189
Corporate Bond	-	404,334	-	404,334
Short-Term Investment	1,408,375	-	-	1,408,375
Total Investments	$22,973,821	$5,464,523	$-	$28,438,344

Refer to each Fund's Schedule of Investments for further sector breakout.

Schedule of Investments September 30, 2019 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 92.9%
Banks - 15.0%
Bank of N.T. Butterfield & Son	51,700	$1,532,388
Brookline Bancorp	70,800	1,042,884
Central Pacific Financial	52,900	1,502,360
Central Valley Community Bancorp	31,200	634,920
Citigroup	13,870	958,140
Comerica	24,800	1,636,552
Dime Community Bancshares	83,600	1,789,876
HarborOne Bancorp *	133,294	1,341,604
HomeTrust Bancshares	39,190	1,021,683
Kearny Financial	181,126	2,361,883
KeyCorp	128,500	2,292,440
OceanFirst Financial	30,100	710,360
PCSB Financial	70,800	1,415,292
Waterstone Financial	78,000	1,340,040
Western New England Bancorp	96,935	923,791
		20,504,213
Consumer Discretionary - 7.1%
Darden Restaurants	7,000	827,540
eBay	54,700	2,132,206
Home Depot	10,200	2,366,604
Hyatt Hotels, Class A	16,600	1,222,922
Noodles & Company *	255,704	1,447,285
Ruth's Hospitality Group	52,800	1,077,912
William Hill	285,000	657,563
		9,732,032
Consumer Staples - 10.2%
Carlsberg A/S, Class B	6,100	901,649
Church & Dwight	28,400	2,136,816
Colgate-Palmolive	32,000	2,352,320
JM Smucker	3,800	418,076
Mondelez International, Class A	34,000	1,880,880
Nestle	24,400	2,647,194
Spectrum Brands Holdings	1,263	66,559
Swedish Match	49,000	2,026,392
Tootsie Roll Industries	40,468	1,502,981
		13,932,867
Diversified Financial Services - 6.1%
CBOE Global Markets	10,500	1,206,555
E*TRADE Financial	22,100	965,549
Federated Investors, Class B	108,400	3,513,244
Franklin Resources	32,600	940,836
Invesco	48,100	814,814
Jefferies Financial Group	50,500	929,200
		8,370,198
Energy - 2.9%
Hess	35,100	2,122,848
Noble Energy	58,200	1,307,172
Schlumberger	14,000	478,380
		3,908,400
Healthcare - 3.0%
AstraZeneca - ADR	13,700	610,609
Medtronic	14,000	1,520,680
Merck & Co.	23,048	1,940,181
		4,071,470
Industrials - 5.1%
CIRCOR International *	18,900	709,695
Landstar System	9,900	1,114,542
Moog	9,800	794,976
Pentair	19,900	752,220
Powell Industries	51,983	2,035,134
Regal Beloit	21,400	1,558,990
		6,965,557

Information Technology - 10.1%
FARO Technologies *	33,700	1,629,395
FLIR Systems	43,100	2,266,629
Leidos Holdings	30,900	2,653,692
Littelfuse	7,600	1,347,556
Maxim Integrated Products	31,600	1,829,956
Microsoft	10,500	1,459,815
Paychex	24,450	2,023,726
Xilinx	5,250	503,475
		13,714,244
Insurance Brokers - 4.1%
Brown & Brown	153,450	5,533,407
Life & Health Insurance - 5.9%
Aflac	26,300	1,376,016
Globe Life	46,000	4,404,960
Primerica	12,150	1,545,844
Voya Financial	12,900	702,276
		8,029,096
Materials - 2.9%
Domtar	9,700	347,357
Kinross Gold *	97,100	446,660
Newmont Mining	75,500	2,862,960
Victoria Gold *	887,800	344,822
		4,001,799
Property & Casualty Insurance - 14.9%
Axis Capital Holdings	49,100	3,275,952
Cincinnati Financial	14,450	1,685,881
Employers Holdings	48,200	2,100,556
Hanover Insurance Group	22,750	3,083,535
Kemper	14,100	1,099,095
Lancashire Holdings	236,500	2,150,370
Mercury General	56,100	3,134,868
ProAssurance	17,600	708,752
Selective Insurance Group	22,350	1,680,497
White Mountains Insurance Group	1,361	1,469,880
		20,389,386
Real Estate - 1.5%
Cousins Properties	32,723	1,230,058
Howard Hughes *	5,900	764,640
		1,994,698
Reinsurance - 4.1%
RenaissanceRe Holdings	28,950	5,600,377
Total Common Stocks
(Cost $98,785,466)		126,747,744

CONVERTIBLE BOND - 0.3%	Par
Real Estate - 0.3%
Forestar Group
3.750%, 03/01/2020
(Cost $452,300)	$450,000	449,989

SHORT-TERM INVESTMENT - 6.5%	Shares
Invesco Treasury Portfolio, 1.765%^
(Cost $8,815,812)	8,815,812	8,815,812

Total Investments - 99.7%
(Cost $108,053,578)		136,013,545
Other Assets and Liabilities, Net - 0.3%		402,257
Total Net Assets - 100.0%		$136,415,802

*	Non-income producing security
^	The rate shown is the seven-day yield effective September 30, 2019.
ADR - American Depositary Receipt

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$126,747,744	$-	$-	$126,747,744
Convertible Bond	-	449,989	-	449,989
Short-Term Investment	8,815,812	-	-	8,815,812
Total Investments	$135,563,556	$449,989	$-	$136,013,545

Refer to each Fund's Schedule of Investments for further sector breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gillespie
John D. Gillespie, President

Date  November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
John D. Gillespie, President

Date  November 26, 2019

By (Signature and Title) /s/ Peter N. Perugini
Peter N. Perugini, Treasurer

Date  November 26, 2019